Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

(18)  Related Party Transactions

In November 2008, the Zwanziger Family Trust, a trust established for the benefit of the children of Ron Zwanziger, our Chairman, Chief Executive Officer and President, and the trustee of which is Mr. Zwanziger’s sister, purchased certain of our securities from third parties in market transactions. The purchase consisted of approximately $1.0 million of each of the following of our outstanding securities: our common stock, our Series B Preferred Stock and our convertible notes. To the extent we make principal and interest payments under the convertible notes in accordance with their terms, the Zwanziger Family Trust, as a holder of convertible notes, will receive its proportionate share.

In May 2007, we completed the formation of SPD, our 50/50 joint venture with P&G, for the development, manufacturing, marketing and sale of existing and to-be-developed consumer diagnostic products, outside the cardiology, diabetes and oral care fields. Upon completion of the arrangement to form the joint venture, we ceased to consolidate the operating results of our consumer diagnostic products business related to the joint venture and instead account for our 50% interest in the results of the joint venture under the equity method of accounting.

At December 31, 2012 and 2011, we had a net receivable from the joint venture of $2.3 million and $2.5 million, respectively. Included in the $2.3 million receivable balance as of December 31, 2012 is approximately $1.6 million of costs incurred in connection with our 2008 SPD-related restructuring plans. Included in the $2.5 million receivable balance as of December 31, 2011 is approximately $1.5 million of costs incurred in connection with our 2008 SPD-related restructuring plans. We have also recorded a long-term receivable totaling approximately $14.6 million and $15.5 million as of December 31, 2012 and December 31, 2011, respectively, related to the 2008 SPD-related restructuring plans. Additionally, customer receivables associated with revenue earned after the formation of the joint venture was completed have been classified as other receivables within prepaid expenses and other current assets on our accompanying consolidated balance sheets in the amount of $6.9 million and $7.3 million as of December 31, 2012 and 2011, respectively. In connection with the joint venture arrangement, the joint venture bears the collection risk associated with these receivables. Sales to the joint venture under our manufacturing agreement totaled $63.6 million, $71.2 million and $68.1 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, services revenue generated pursuant to the long-term services agreement with the joint venture totaled $1.1 million, $1.1 million and $1.2 million during the years ended December 31, 2012, 2011 and 2010, respectively. Sales under our manufacturing agreement and long-term services agreement are included in net product sales and services revenue, respectively, in our accompanying consolidated statements of operations.

Under the terms of our product supply agreement, SPD purchases products from our manufacturing facilities in the U.K. and China. SPD in turn sells a portion of those tests back to us for final assembly and packaging. Once packaged, the tests are sold to P&G for distribution to third-party customers in North America. As a result of these related transactions, we have recorded $7.3 million and $8.9 million of trade receivables which are included in accounts receivable on our accompanying consolidated balance sheets as of December 31, 2012 and 2011, respectively, and $21.3 million and $19.3 million of trade accounts payable which are included in accounts payable on our accompanying consolidated balance sheets as of December 31, 2012 and 2011, respectively. During 2012 and 2010, we received $11.2 million and $8.8 million, respectively, in cash from SPD as a return on our investment.

The following table summarizes our related party balances with SPD within our consolidated balance sheets (in thousands):

Balance Sheet Caption	As of December 31,
	2012	2011
Accounts receivable, net of allowances	$7,317	$8,931
Prepaid expenses and other current assets	$9,161	$9,775
Deferred financing costs, net, and other non-current assets	$14,629	$15,455
Accounts payable	$21,258	$19,273

In connection with the formation of SPD in May 2007, we entered into an option agreement with P&G, pursuant to which P&G had the right, for a period of 60 days commencing on May 17, 2011, to require us to acquire all of P&G’s interest in SPD at fair market value, and P&G had the right, upon certain material breaches by us of our obligations to SPD, to acquire all of our interest in SPD at fair market value. On July 16, 2011, P&G’s option to require us to acquire its interest in SPD at fair market value expired. In connection with the expiration of the option, we recognized a gain in the amount of approximately $288.9 million during the third quarter of 2011.